Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements inputs - $ / shares	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Quantitative Information Regarding Level3 Fair Value Measurements Inputs Abstract
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Stock price (in Dollars per share)	$ 9.85	$ 10
Volatility	42.35%	21.82%
Term	5 years 6 months 14 days	5 years 5 months 15 days
Risk-free rate	4.00%	1.30%
Dividend yield	0.00%	0.00%